Annual Total Returns[BarChart] - Direxion Monthly Small Cap Bear 2X Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.98%)	(32.37%)	(52.88%)	(17.43%)	(0.26%)	(40.53%)	(25.50%)	18.70%	(39.70%)	(53.37%)